UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09-30-2011 Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Bedlam Asset Management plc Address: 20 Abchurch
Lane, London, EC4N 7BB, UK
Form 13F File Number: 28-____________
The institutional investment manager filing this report
 and the person by whom it is signed hereby represent that
 the person
signing the report is authorized to submit it, that all
 information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
____________________________________  London, U.K.  10-14-2011
[Signature]       [City, State]  [Date]
Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
	 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: __________0___________ Form
13F Information Table Entry Total: _________20____________ Form 13F Information Table Value Total: _____ 188,780 ____________
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE



COLUMN 1 NAME OF ISSUER AGNICO EAGLE MINES LTD BRISTOL MYERS SQUIBB
 CO CELGENE CORP CF INDS HLDGS INC CHECKPOINT SYS INC COTT CORP QUE DREAMWORKS ANIMATION SKG INC GOLDCORP INC NEW KANSAS CITY SOUTHERN KIMBERLY CLARK CORP MEDTRONIC INC MOBILE TELESYSTEMS OJSC PFIZER
 INC SARA LEE CORP SHUFFLE MASTER INC SOUTHWESTERN ENERGY SYMANTEC CORP ULTRA PETROLEUM WD-40 CO YAMANA GOLD INC COLUMN 2 TITLE OF CLASS COM COM COM COM COM COM CL A COM COM NEW COM COM SPONSORED
 ADR COM COM COM COM COM COM COM COM COLUMN 3 CUSIP 008474 10 8 110122 10 8 151020 10 4 125269 10 0 162825 10 3 22163N 10 6 26153C
 10 3 380956 40 9 485170 30 2 494368 10 3 585055 10 6 607409 10 9
 717081 10 3 803111 10 3 825549 10 8 845467 10 9 871503 10 8 903914
 10 9 929236 10 7 98462Y 10 0 COLUMN 4 COLUMN 6 INVESTMENT DISCRETION FORM 13F INFORMATION TABLE COLUMN 5 VALUE (x$1000) SHRS OR PRN
 AMT SH/ PRN PUT/ CALL 15,336 257,668 SH SOLE 15,633 498,193 SH
 SOLE 11,337 183,085 SH SOLE 5,361 43,447 SH SOLE 13,180 249,819
 SH SOLE 7,417 1,089,181 SH SOLE 4,960 272,800 SH SOLE 11,741
 257,248 SH SOLE 10,482 209,803 SH SOLE 299 4,214 SH SOLE 263
 7,900 SH SOLE 5,912 480,667 SH SOLE 15,259 863,044 SH SOLE
 19,650 1,201,811 SH SOLE 5,945 706,896 SH SOLE 9,233 277,023
 SH SOLE 8,095 496,647 SH SOLE 9,133 329,457 SH SOLE 295 7,400
 SH SOLE 19,249 1,409,140 SH SOLE  COLUMN 7 OTHER MANAGER  SOLE
 SHARED NONE COLUMN 8 VOTING AUTHORITY 257,668 498,193 183,085
 43,447 249,819 1,089,181 272,800 257,248 209,803 4,214 7,900
 480,667 863,044 1,201,811 706,896 277,023 496,647 329,457
 7,400 1,409,140